Investments - Schedule of investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investments [Line Items]
Beginning balance	$ 8,862,744	$ 13,589,954
Additions		4,513,800
Change in fair value through profit or loss	(770,874)	(8,778,707)
Foreign exchange gain	62,385
Proceeds from sale	6,477,510	462,303
Ending balance	1,676,745	8,862,744
Pharmadrug Inc.
Disclosure Of Investments [Line Items]
Proceeds from sale	652,081
Pharmadrug Inc. | Shares
Disclosure Of Investments [Line Items]
Beginning balance	255,075	0
Additions		2,256,900
Change in fair value through profit or loss	397,006	(2,001,825)
Foreign exchange gain	0
Proceeds from sale	652,081	0
Ending balance	0	255,075
Cannara Biotech Inc. | Shares
Disclosure Of Investments [Line Items]
Beginning balance	6,822,637	8,437,342
Additions		0
Change in fair value through profit or loss	(997,208)	(1,614,704)
Foreign exchange gain	0
Proceeds from sale	5,825,429	0
Ending balance	0	6,822,637
Clover Cannastrip | Shares
Disclosure Of Investments [Line Items]
Beginning balance	0	1,128,450
Additions		0
Change in fair value through profit or loss	0	(1,128,450)
Foreign exchange gain	0
Proceeds from sale	0	0
Ending balance	0	0
HUGE Shops | Shares
Disclosure Of Investments [Line Items]
Beginning balance	572,401	977,990
Additions		0
Change in fair value through profit or loss	7,674	(405,589)
Foreign exchange gain	20,358
Proceeds from sale	0	0
Ending balance	600,433	572,401
High Tide Inc. | Shares
Disclosure Of Investments [Line Items]
Beginning balance	0	1,352,665
Additions		0
Change in fair value through profit or loss		(890,362)
Proceeds from sale		462,303
Ending balance		0
High Tide Inc. | Warrants
Disclosure Of Investments [Line Items]
Beginning balance	0	188,914
Additions		0
Change in fair value through profit or loss		(188,914)
Proceeds from sale		0
Ending balance		0
SciCann Therapeutics Inc. | Shares
Disclosure Of Investments [Line Items]
Beginning balance	535,824	1,504,593
Additions		0
Change in fair value through profit or loss	(354,910)	(968,769)
Foreign exchange gain	14,765
Proceeds from sale	0	0
Ending balance	195,679	535,824
Solarvest BioEnergy Inc. | Shares
Disclosure Of Investments [Line Items]
Beginning balance	327,251	0
Additions		519,087
Change in fair value through profit or loss	106,380	(191,837)
Foreign exchange gain	14,047
Proceeds from sale	0	0
Ending balance	447,678	327,251
Solarvest BioEnergy Inc. | Warrants
Disclosure Of Investments [Line Items]
Beginning balance	87,756	0
Additions		290,225
Change in fair value through profit or loss	(14,920)	(202,470)
Foreign exchange gain	1,977
Proceeds from sale	0	0
Ending balance	74,813	87,756
Solarvest BioEnergy Inc. | Convertible debenture
Disclosure Of Investments [Line Items]
Beginning balance	261,800	0
Additions		1,447,588
Change in fair value through profit or loss	85,104	(1,185,787)
Foreign exchange gain	11,238
Proceeds from sale	0	0
Ending balance	$ 358,142	$ 261,800